Revenues by Geographic Location	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Revenues by Geographic Location

(10) Revenues by Geographic Location

The Company operates in one business segment and develops, manufactures and markets a variety of memory systems for use with servers and workstations which are manufactured by various companies. Revenues, total assets and long lived assets for 2012, 2011 and 2010 by geographic region is as follows:

	United
	States	Europe	Other*	Consolidated
April 30, 2012
Revenues	$27,980	$5,393	$2,706	$36,079
Total assets	$11,373	$54	$3	$11,430
Long lived assets	$2,503	$0	$0	$2,503

April 30, 2011
Revenues	$37,400	$6,481	$2,966	$46,847
Total assets	$14,783	$37	$0	$14,820
Long lived assets	$4,256	$0	$0	$4,256

April 30, 2010
Revenues	$35,566	$4,484	$3,970	$44,020
Total assets	$17,511	$133	$9	$17,653
Long lived assets	$2,738	$0	$0	$2,738

*Principally Asia Pacific Region